Goodwill (Tables)	12 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill are as follows:

	Integrated Solutions and Services	Applied Product Technologies	Total
Balance at September 30, 2016	$87,688	$179,955	$267,643
Business combinations	48,838	3,566	52,404
Measurement period adjustment	—	(301)	(301)
Foreign currency translation	1,655	512	2,167
Balance at September 30, 2017	138,181	183,732	321,913
Business combinations and divestitures	88,080	4,192	92,272
Measurement period adjustment	(404)	(311)	(715)
Foreign currency translation	(1,487)	(637)	(2,124)
Balance at September 30, 2018	$224,370	$186,976	$411,346